Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral received (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Cash collateral received	$ 42,480	$ 45,024
Financial instrument in connection with OTC derivative transactions | Deposits
Financial instruments
Cash collateral received	42,480	45,024
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Deposits
Financial instruments
Cash collateral received	5,288	8,425
Financial instrument in connection with OTC derivative transactions | Foreign financial Institutions | Deposits
Financial instruments
Cash collateral received	$ 37,192	36,350
Financial instrument in connection with OTC derivative transactions | Other | Deposits
Financial instruments
Cash collateral received		$ 249